Stockholders' Equity, Options Outstanding (Details) - Stock Options [Member] - 2015 Berry Global Group, Inc. Long-Term Incentive Plan [Member] - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
Options Outstanding [Abstract]
Intrinsic value of outstanding	$ 119
Weighted remaining contractual life	5 years 4 months 24 days
Number exercisable (in shares)	7,898	7,349
Intrinsic value of exercisable	$ 102
Unrecognized compensation	$ 50
Weighted recognition period	1 year 1 month 6 days